Commitments and contingent liabilities (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Commitments Details Narrative
Payment for contractor agreement to construct factory	$ 503
Balance due on contractor agreement	$ 41